Employee benefit expense - Disclosure of employee benefit expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Classes of employee benefits expense [abstract]
Salaries	€ 67,801	€ 63,313	€ 55,793
Social security contributions	19,319	16,300	14,359
Share-based compensation expense	9,571	8,710	6,276
Training and education	597	1,582	1,292
Other employee benefits	1,669	1,833	1,553
TOTAL EMPLOYEE BENEFIT EXPENSE	€ 98,957	€ 91,739	€ 79,273